Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel www.principal.com
June 23, 2017
Mr. Trace Rakestraw
Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:    Principal Funds, Inc.
Post-Effective Amendment No. 213 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Dear Mr. Rakestraw,
Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add two new series in existing share classes: Principal LifeTime 2065 Fund in Institutional Class and Classes R-1, R-2, R-3, R-4 and R-5; and Principal LifeTime Hybrid 2065 Fund in Institutional Class and Class R-6. Because the share classes currently exist and other disclosure in the filing has been reviewed recently as part of the annual update process, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, principal investment strategies and principal risks for the new fund, and annual fund operating expense information and examples for each fund). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example the 5% and 25% ownership information.
The Amendment includes the following:  (1) facing page; (2) Part A (prospectus for the above-referenced series and classes); (3) Part B (a statement of additional information that includes each of the Registrant's series with an October 31 fiscal year end), (4) Part C, and (5) signature pages. The Amendment is not being filed to update or amend the prospectuses or statements of additional information for Registrant’s other series or share classes with an October 31 fiscal year end or for Registrant’s series or share classes with an August 31 fiscal year end.
Please call me at 515-235-1209 or Jennifer A. Block at 515-235-9154 if you have any questions.
Sincerely,
/s/ Britney Schnathorst
Britney Schnathorst
Assistant Counsel, Registrant
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